Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001062822
Registrant Name	LEXICON PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES